Segmented Information - Schedule of Net Assets (Details) - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure of operating segments [line items]
Assets	$ 3,518,584	$ 3,433,875
Liabilities	882,576	828,036
Net assets	2,636,008	2,605,839
Silver Segment [member]
Disclosure of operating segments [line items]
Assets	988,906	912,767
Liabilities	255,517	216,453
Net assets	733,389	696,314
Gold Segment [member]
Disclosure of operating segments [line items]
Assets	2,077,861	2,033,375
Liabilities	562,083	543,828
Net assets	1,515,778	1,489,547
Dolores mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	750,220	752,873
Liabilities	193,638	169,444
Net assets	556,582	583,429
La Colorada mine [member] | Mexico | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	299,038	231,217
Liabilities	52,934	48,971
Net assets	246,104	182,246
Huaron mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	117,514	113,177
Liabilities	59,975	40,663
Net assets	57,539	72,514
Morococha mine [member] | Peru | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	124,607	121,004
Liabilities	40,494	34,906
Net assets	84,113	86,098
San Vicente mine [member] | Bolivia | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	88,924	83,668
Liabilities	53,264	40,536
Net assets	35,660	43,132
Manantial Espejo mine [member] | Argentina | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	71,012	75,113
Liabilities	29,017	26,950
Net assets	41,995	48,163
Escobal mine [member] | Guatemala | Silver Segment [member]
Disclosure of operating segments [line items]
Assets	287,811	288,588
Liabilities	19,833	24,427
Net assets	267,978	264,161
Shahuindo mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	591,164	566,734
Liabilities	199,450	201,427
Net assets	391,714	365,307
La Arena mine [member] | Peru | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	317,371	299,372
Liabilities	106,799	112,475
Net assets	210,572	186,897
Timmins mine [member] | Canada | Gold Segment [member]
Disclosure of operating segments [line items]
Assets	419,106	414,396
Liabilities	62,196	60,482
Net assets	356,910	353,914
Pas Corp mine [member] | Canada | Other Segment [member]
Disclosure of operating segments [line items]
Assets	176,006	230,872
Liabilities	16,492	18,795
Net assets	159,514	212,077
Navidad mine [member] | Argentina | Other Segment [member]
Disclosure of operating segments [line items]
Assets	193,077	192,999
Liabilities	0	0
Net assets	193,077	192,999
Other [member] | Other | Other Segment [member]
Disclosure of operating segments [line items]
Assets	82,734	63,862
Liabilities	48,484	48,960
Net assets	$ 34,250	$ 14,902